Submission	Jan. 30, 2026
Submission [Line Items]
Central Index Key	0001163668
Registrant Name	South Plains Financial, Inc.
Form Type	S-4
Submission Type	S-4
Fee Exhibit Type	EX-FILING FEES
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A